General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2024
General and administrative expenses
Schedule of general and administrative expenses

	(Unaudited) For the six-month
	period ended 30 June
	2024	2023
	USD	USD
Staff costs	3,547,601	1,490,040
Professional fees	763,538	244,135
Technology costs	285,654	458,376
Other expenses	343,754	52,649
Depreciation of property and equipment	130,529	137,519
Rent expense	110,270	55,727
Depreciation of right-of-use assets	92,603	107,039
Insurance	56,755	17,534
Office expenses	54,160	73,207
Travel and accommodation	26,278	19,551
Amortization of intangible assets	19,916	4,628
Outsourced employees	11,761	125,622
Entertainment	8,921	535
	5,451,740	2,786,562